As filed with the Securities and Exchange Commission on April 30, 2013

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒

(Check appropriate box or boxes)

HEWITT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

4 Overlook Point, Lincolnshire, IL	60069
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (847) 295-5000

Copy to:

Andrea W. Armstrong Hewitt Associates LLC 4 Overlook Point Lincolnshire, Illinois 60069	Alan Goldberg, Esq. K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602
(Name and Address of Agent for Service)	(Name and Address of Agent for Process)

Approximate Date of Proposed Public Offering: As soon as practicable after the Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Hewitt Money Market Fund

(Nasdaq Ticker Symbol: HEWXX)

Series of Hewitt Series Trust

Prospectus

April 30, 2013

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT OBJECTIVE

The Hewitt Money Market Fund (the “Fund”), a series of Hewitt Series Trust (the “Trust”), seeks to provide a high level of income while preserving capital and liquidity.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None
Redemption Fee	None
Exchange Fee	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.88%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expense Reimbursement*	(0.03)%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement)	0.95%

*        The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors (“BFA”), the investment adviser to the master investment portfolio (as defined below) into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its advisory fees for the master investment portfolio. This arrangement is in effect through the close of business April 30, 2014 and neither BFA nor the master investment portfolio can discontinue the agreement prior to May 1, 2014 without the consent of the board of trustees of the master investment portfolio. Hewitt Associates LLC (“Hewitt”), the Fund’s administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.95% of the Fund’s average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the “Board of Trustees”) approves its termination.

Example.    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
	$97	$309	$539	$1,199

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the “Portfolio”), which is a series of the Master Investment Portfolio (“MIP”). The Portfolio has the same investment objective and substantially the same investment policies as the Fund.

The Portfolio seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Portfolio expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises). “High quality” indicates that the securities present minimal credit risk, as determined by BFA, the Portfolio’s investment adviser, in accordance with guidelines established by the Board of Trustees of MIP. The Portfolio may concentrate its investments (i.e., invest 25% or more of its total assets) in obligations of domestic banks.

MAIN RISKS

A variety of factors can affect the performance of the Fund. These include:

•

Concentration Risk—the Portfolio may concentrate its investments in the U.S. banking industry, thereby subjecting it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk, income risk and the risk of negative regulatory or market developments affecting the industry).

•

Interest Rate Risk—interest rate risk is the risk that the value of a debt security may fall when interest rates rise. The Portfolio’s investments are subject to the risk of sharply rising or falling interest rates that could cause the Portfolio’s income to fluctuate as the market value of the Portfolio’s securities fluctuates. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates more than the market price of shorter term securities. Interest rates are at or near historic lows, and as a result, are likely to rise over time.

•

Credit Risk—credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or to repay principal, the return on an investment in the Portfolio would be adversely affected. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

•	Income Risk—income risk is the risk that the Fund’s yield will vary as the short-term securities in the Portfolio mature, and proceeds are reinvested in securities with different interest rates.

•

Money Market Fund Regulatory Risk—in 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. The SEC continues to evaluate the rules governing money market funds, and may propose further changes or adopt new reforms to money market regulation. It is possible that changes to the rules governing money market funds will significantly impact the operation or performance of the Portfolio or the Fund.

•	Market Risk—market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply or unpredictably.

•

Selection Risk—selection risk is the risk that the securities selected by Portfolio’s manager will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Amortized Cost Risk—in the event that the Board of Trustees of MIP, including a majority of independent Trustees, determines that the extent of a deviation between the Portfolio’s amortized cost per share and its market-based net asset value per share could result in material dilution or other unfair results to shareholders, the Board of Trustees of MIP will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including, but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.

•	Extension Risk—when interest rates rise, certain obligations will be paid off by the payor more slowly than anticipated, causing the value of these securities to fall.

•

Prepayment Risk—when interest rates fall, certain obligations will be paid off by the payor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

•

Foreign Exposure Risk—securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

•

Mortgage-and Asset-Backed Securities Risks—mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Repurchase Agreements Risk—if the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

•	Variable and Floating Rate Instrument Risk—the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods. Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

During the periods shown in the bar chart above:

Best Quarter Return	Worst Quarter Return
1.14% (Q3 2007)	0.01% (Q4 2012)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12

1 Year	5 Years	10 Years
0.03%	0.43%	1.39%

To obtain current 7-day yield information for the shares of the Fund, call 1-800-890-3200.

MANAGEMENT

Investment Adviser and Administrator.    BFA is the investment adviser of the Portfolio into which the Fund invests. Hewitt is the Fund’s administrator.

PURCHASE AND SALE OF FUND SHARES

Generally, no minimum initial or subsequent investment requirements apply to the purchase of shares of the Fund. However, if shares of the Fund are not held with a financial intermediary that maintains record ownership of shares on an omnibus basis for its customers: (i) the initial purchase of shares must be in an amount of $10,000 or more; (ii) subsequent purchases of shares must be $1,000 or more; and (iii) the Fund will have the right to effect a mandatory redemption of those shares if, as a result of one or more redemptions, a shareholder’s account has an aggregate value of less than $5,000. To purchase shares of the Fund, you should contact your financial intermediary or call Hewitt Financial Services LLC, the Fund’s distributor (the “Distributor”) at 1-800-890-3200.

You may redeem all or a portion of your shares of the Fund on any business day, without any charge by the Fund, by sending a written redemption request to your financial intermediary or to the Distributor, or by calling the Distributor at 1-800-890-3200. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request with the required information.

TAX INFORMATION

The Trust intends to declare dividends from its net investment income (after deduction of expenses) daily and to pay those dividends monthly. Dividends from net investment income and net realized capital gains, if any, generally are taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective.    The Fund seeks to provide a high level of income while preserving capital and liquidity.

Investment Policies.    The Fund pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is a series of MIP, which is an investment company, and has the same investment objective and substantially the same investment policies as the Fund. The Portfolio seeks to achieve its investment objective by investing in high quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Portfolio expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit and high-quality debt obligations, such as corporate debt and certain asset-backed securities, certain obligations of U.S. and foreign banks, certain repurchase agreements and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). “High quality” indicates that the securities present minimal credit risk, as determined by BFA, the Portfolio’s investment adviser, in accordance with guidelines established by the Board of Trustees of MIP. The Portfolio may concentrate its investments (i.e., invest 25% or more of its total assets) in the obligations of domestic banks.

Pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), the Portfolio is subject to a “general liquidity requirement” that requires it to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Portfolio has made to shareholders. To comply with this general liquidity requirement, BFA considers factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements.

The Portfolio will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Portfolio) if, immediately following such purchase, more than 5% of the Portfolio’s total assets are invested in illiquid securities. The Portfolio will not acquire any security other than daily liquid assets unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. The Portfolio will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.

The Portfolio ordinarily is limited such that, immediately following any such acquisition, not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than 1/2 of 1% of the Portfolio’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Portfolio’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may be purchased only if they have a remaining maturity of 45 days or less at the time of acquisition.

Types of Investments.    Subject to applicable investment policies and restrictions, BFA purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. Government Obligations—These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association certificates) or (ii) may be backed solely by, and supported only by the credit of, the issuing or guaranteeing agency or instrumentality itself (as with the Federal National Mortgage Association notes). In the latter case, because the securities are not issued or guaranteed by the U.S. Treasury, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. Treasury Obligations—U.S. Treasury obligations are direct obligations of the U.S. Government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently by BFA.

Bank Obligations—The Portfolio may invest in bank obligations, including certificates of deposit (“CDs”), time deposits, bankers’ acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Certain bank obligations may benefit from existing or future governmental debt guarantee programs.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits (“TDs”) are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed-, floating- or variable-interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending on the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

Commercial Paper and Short-Term Corporate Debt Instruments—Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than 13 months remaining to maturity at the date of settlement. The Portfolio will invest only in such corporate bonds and debentures that BFA deems appropriate in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. BFA will consider such an event in determining whether the Portfolio should continue to hold the obligation. To the extent the Portfolio continues to hold the obligation, it may be subject to additional risk of default.

Repurchase Agreements—These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio’s ability to sell the collateral is restricted or delayed. For purposes of complying with the Portfolio’s diversification requirements prescribed by Rule 2a-7, the Portfolio’s investment in a repurchase agreement will be deemed to be an investment in the underlying securities so long as, among other criteria, BFA has evaluated the seller’s creditworthiness and the securities collateralizing the repurchase agreement consist of cash items and U.S. Government securities.

Letters of Credit—Debt obligations that the Portfolio is permitted to purchase (including municipal securities, certificates of participation, commercial paper and other short-term obligations) may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.

Asset-Backed and Commercial Mortgage-Backed Securities—Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, often can be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened or extended, and the security’s total return may be difficult to predict precisely. The Portfolio may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of or under the 1940 Act. Changes in liquidity of these securities may result in significant, rapid and unpredictable changes in prices for credit-linked securities. Also see “Mortgage Pass-Through Securities” and “Mortgage Securities” in the Fund’s Statement of Additional Information (“SAI”).

Floating-Rate and Variable-Rate Obligations—Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating- and variable-rate instruments may include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

Investment Company Securities—The Portfolio may invest in shares of other open-end investment companies, including investment companies that are affiliated with the Portfolio or BFA, that invest exclusively in high-quality, short-term securities, to the extent permitted by the 1940 Act and the rules thereunder.

Investment Restrictions. The Fund and the Portfolio are subject to various additional restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on concentration of investments described above and the investment objective of the Fund and the Portfolio, are deemed fundamental policies. Those fundamental policies cannot be changed without the approval of the holders of a majority of the Fund’s or the Portfolio’s outstanding voting securities, as defined in the 1940 Act. See “Investment Restrictions” in the Fund’s SAI.

MAIN RISKS

A variety of factors can affect the performance of the Fund. These include:

•

Concentration Risk—the Portfolio may concentrate its investments in the U.S. banking industry, thereby subjecting it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk, income risk and the risk of negative regulatory or market developments affecting the industry).

•

Interest Rate Risk—interest rate risk is the risk that the value of a debt security may fall when interest rates rise. The Portfolio’s investments are subject to the risk of sharply rising or falling interest rates that could cause the Portfolio’s income to fluctuate as the market value of the Portfolio’s securities fluctuates. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates more than the market price of shorter term securities. Interest rates are at or near historic lows, and as a result, are likely to rise over time.

•

Credit Risk—credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or to repay principal, the return on an investment in the Portfolio would be adversely affected. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

•	Income Risk—income risk is the risk that the Fund’s yield will vary as the short-term securities in the Portfolio mature, and proceeds are reinvested in securities with different interest rates.

•

Money Market Fund Regulatory Risk—in 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. The SEC continues to evaluate the rules governing money market funds, and may propose further changes or adopt new reforms to money market regulation. In addition, in November 2012, the Financial Stability Oversight Council (“FSOC”), a board of U.S. regulators established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, proposed recommendations for money market fund reform. It is possible that changes to the rules governing money market funds will significantly impact the operation or performance of the Portfolio or the Fund.

•	Market Risk—market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply or unpredictably.

•

Selection Risk—selection risk is the risk that the securities selected by Portfolio’s manager will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Amortized Cost Risk—in the event that the Board of Trustees of MIP, including a majority of independent Trustees, determines that the extent of a deviation between the Portfolio’s amortized cost per share and its market-based net asset value per share could result in material dilution or other unfair results to shareholders, the Board of Trustees of MIP will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including, but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.

•	Extension Risk—when interest rates rise, certain obligations will be paid off by the payor more slowly than anticipated, causing the value of these securities to fall.

•

Prepayment Risk—when interest rates fall, certain obligations will be paid off by the payor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

•

Foreign Exposure Risk—securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

•

Mortgage-and Asset-Backed Securities Risks—mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Repurchase Agreements Risk—if the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

•	Variable and Floating Rate Instrument Risk—the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

MANAGEMENT ARRANGEMENTS

Board of Trustees.    The business and affairs of the Fund are managed under the direction and supervision of the Trust’s Board of Trustees.

The Portfolio’s Adviser.    BFA serves as the investment adviser of the Portfolio. BFA, located at 400 Howard Street, San Francisco, California 94105, is an indirect, wholly-owned subsidiary of BlackRock, Inc. As of March 31, 2013, BFA and its affiliates, had approximately $3.936 trillion in investment company and other portfolio assets under management. The Portfolio pays BFA a monthly fee, which is computed at the annual rate of 0.10% of the Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its advisory fees for the Portfolio. If this waiver were reflected in the fees for the Fund’s shares, the management fees for the Fund would be 0.07%. This arrangement is in effect through the close of business on April 30, 2014. A discussion regarding the basis for the MIP Board of Trustees’ approval of the investment advisory agreement is available in the Portfolio’s semi-annual report to shareholders for the period ended June 30, 2012.

The Fund’s Administrator.    Hewitt, located at 4 Overlook Point, Lincolnshire, Illinois 60069, provides administration services to the Fund. Services provided in that capacity include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material with respect to the Fund for meetings of the Board of Trustees and meetings of shareholders of the Fund. Hewitt contracted with BlackRock Institutional Trust Company, N.A. (“BTC”) to assist it in performing administrative services on behalf of the Trust relating to its investment in the Portfolio. Effective July 1, 2012, BlackRock Advisors, LLC (“BAL”) replaced BTC as the Fund’s sub-administrator and BAL entered into a sub-administration agreement with Hewitt, on behalf of the Fund, on similar terms. For the services under this sub-administration agreement, Hewitt pays BAL (and previously BTC) a fee equal to 0.03% of the average daily net assets of the Fund.

For Hewitt’s services, the Trust pays Hewitt a monthly fee calculated at the annual rate of 0.55% of the Fund shares’ average daily net assets. Hewitt has contractually agreed to waive or absorb such ordinary operating expenses of the Fund (including any fees or expenses reimbursements payable to Hewitt or any of its affiliates, but excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.95% of the average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. The Fund has agreed to repay Hewitt in the amount of the fees waived and the Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded. The arrangement will remain in effect unless and until the Board of Trustees approves its termination.

NET ASSET VALUE

The net asset value per share of the Fund is computed as of 5:00 p.m., Eastern time, on each business day. However, on any day the trading markets for both U.S. Government securities and money market instruments close earlier than 4:00 p.m., Eastern time, net asset value will be computed as of the earlier closing time. Shares will not be priced on days which the markets are closed for trading.

The net asset value per share of the Fund is calculated by dividing the value of the Fund’s total assets, less its liabilities (including accrued expenses), by the number of shares outstanding. Because the Fund currently invests all of its investable assets in the Portfolio, its assets consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses.

In determining the value of the Portfolio’s assets, securities held by the Portfolio are valued using the “amortized cost” method of valuation. This method involves valuing each investment at cost and thereafter assuming amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. BFA monitors the deviation between the net asset value of the Portfolio determined by using available market quotations or market equivalents and its net asset value determined by using amortized cost. If it is determined that the use of amortized cost valuation will result in material dilution or other unfair results, the Board of Trustees of MIP will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including suspending redemption of Portfolio shares and liquidating the Portfolio.

The use of amortized cost valuation by the Portfolio, together with the Fund’s policy of declaring daily dividends, is designed to permit the Fund to maintain a net asset value per share of $1.00. However, the Fund does not guarantee that a constant net asset value of $1.00 per share can be maintained.

HOW TO BUY SHARES

Shares of the Fund are available for purchase by individuals and other investors through the Fund’s Distributor, Hewitt Financial Services LLC, or through securities dealers and other financial intermediaries that have entered into dealer agreements with the Distributor. No sales commissions or other charges are imposed by the Fund when shares are purchased or redeemed.

You should contact your financial intermediary or the Distributor to purchase shares of the Fund or call 1-800-890-3200. If you are not purchasing shares through a financial intermediary, you will need to submit a completed Account Application before purchasing shares.

For additional information on purchasing shares or to request an Account Application, please call 1-800-890-3200.

Minimum Initial and Subsequent Investment Amounts.    Generally, no minimum initial or subsequent investment requirements apply to the purchase of shares of the Fund. However, if shares of the Fund are not held with a financial intermediary that maintains record ownership of shares on an omnibus basis for its customers: (i) the initial purchase of shares must be in an amount of $10,000 or more; (ii) subsequent purchases of shares must be $1,000 or more; and (iii) the Fund will have the right to effect a mandatory redemption of those shares if, as a result of one or more redemptions, a shareholder’s account has an aggregate value of less than $5,000. Before the Fund effects a mandatory redemption of shares, you will be notified and given 60 days to increase the amount of your investment in the Fund.

Shareholder Accounts.    The Fund does not issue certificates for shares. Instead, an account is maintained for each shareholder by State Street Bank and Trust Company, the transfer agent for the Fund (the “Transfer Agent”) or by the Distributor as the shareholder servicing agent for the shares of the Fund. Your account will reflect the full and fractional shares that you own. Shareholders are sent confirmations of each transaction in shares and monthly statements showing account balances.

General Information.    Shares of the Fund may be purchased on any business day. A business day is any day that the primary markets for the Portfolio’s securities are open and the Fedwire Funds Service is open for business. All purchases of shares are effected at the net asset value per share of the Fund next determined after (i) an order with the necessary information is received by the Distributor or your financial intermediary and (ii) federal funds are received by the custodian for the Fund. Normally, purchase orders received prior to 4:00 p.m., Eastern time are effected at the net asset value per share determined as of 5:00 p.m., Eastern time, on that business day. See “Net Asset Value.” Orders received after 4:00 p.m., Eastern time, are effected at the net asset value per share determined on the next business day. On days that the Portfolio calculates its net asset value earlier than 5:00 p.m., Eastern time, the Fund also will calculate its net asset value as of such earlier time. In such cases, orders received prior to 4:00 p.m., Eastern time, will be effected at the net asset value per share determined on the next business day.

Purchase by Federal Funds Wire.    The Fund does not impose any transaction charges; however, wire charges may be imposed by the bank that transmits the wire. Shares of the Fund may be purchased by wiring federal funds to your financial intermediary. Please contact your financial intermediary for the wiring instructions.

Anti-Money Laundering Compliance.    The Fund is required to comply with various anti-money laundering laws and regulations. Consequently, the Fund may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above. The Trust has delegated responsibility to the Distributor to operate the Trust’s Customer Identification Program, which has been incorporated into the Trust’s anti-money laundering compliance program.

Trading of Fund Shares.    The Board of Trustees has considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed for maximum liquidity. Because of the Fund’s investment objective and strategies, the Board of Trustees has adopted a policy of not monitoring for frequent purchase and redemption (“frequent trading”) activity in the Fund that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the Fund’s net asset value (“market timing”). The Board of Trustees also has not adopted a policy of monitoring for other frequent trading activity in the Fund. However, frequent trading of Fund shares can adversely affect the Fund’s management and performance.

HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request with the required information as described below.

Requests to redeem shares of the Fund may be made in writing or by telephone as described below. Redemption proceeds for shares will be paid by check or, if you request, by federal funds wire (minimum wire amount $50,000) to a pre-designated bank account.

You may designate, through your financial intermediary, a bank account to receive redemption payments. You may change this designation at any time by providing written instructions to the Distributor. These instructions must be signed by each person shown on the account registration as an owner of the account, and the signatures must be guaranteed by an eligible guarantor institution as described under “Written Redemption Requests” below. Signature guarantees also may be required for you to change your address on the Fund’s records.

Telephone Redemption Procedures.    You may redeem shares of the Fund through your financial intermediary or by calling the Distributor at 1-800-890-3200. If you call the Distributor, you will be asked to provide the account name and number and the amount of the redemption. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). A telephone redemption request may be made only if the telephone redemption procedure has been selected on the Account Application or if written instructions authorizing telephone redemption have been filed with the Distributor.

The Distributor uses certain reasonable procedures to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund, the Distributor and the Transfer Agent will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Distributor by telephone. In that event, you should either place your redemption request through your financial intermediary or follow the procedures described below for written redemption requests, but send the request by overnight delivery service to your financial intermediary or to the Distributor.

Written Redemption Requests.    You may redeem shares of the Fund by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account registration as an owner of the account. The signature of each person signing the request must be guaranteed by an eligible guarantor institution if the redemption is $5,000 or more. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions and savings associations. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). Written redemption requests should be sent to your financial intermediary or to the Distributor.

For additional information on redeeming shares of the Fund, please call 1-800-890-3200.

General Information.    Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request with the required information by the Distributor or its agent. Normally, requests received prior to 4:00 p.m., Eastern time, are effected at the net asset value per share determined as of 5:00 p.m., Eastern time, on that business day. See “Net Asset Value.” Requests received after 4:00 p.m., Eastern time, are effected at the net asset value per share of the Fund determined on the next business day. Redemption proceeds are usually mailed or wired on the business day following the day a redemption is effected. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the 1940 Act. On days that the Portfolio calculates its net asset value earlier than 5:00 p.m., Eastern time, the Fund will also calculate its net asset value as of such earlier time. In such cases, orders received prior to 4:00 p.m., Eastern time, will be effected at the net asset value per share determined on the next business day.

The Fund may pay redemption proceeds by distributing in-kind securities held by the Portfolio, but it will do so only in the unlikely event that the Board of Trustees determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who, during any 90-day period, redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund will not be subject to this procedure.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays dividends from its net investment income (after deduction of expenses) and any realized short-term capital gains. These dividends are declared daily and paid monthly. Distributions of net realized long-term capital gains, if any, are declared and paid annually by the Fund at the end of its fiscal year. All dividends and other distributions are reinvested automatically in full and fractional shares of the Fund at the net asset value per share in effect on the payment date, unless otherwise requested. Shareholders may request that dividends and other distributions be paid by check by sending a written request to the Distributor. Any requests by shareholders of the Fund to change their dividend reinvestment election must be received at least five business days prior to a payment date in order to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased and are entitled to receive any dividends declared through the day before they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

TAXES

Taxation of the Fund.    The Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

Federal Taxation of Shareholders.    Dividend distributions, whether received in cash or reinvested in additional shares of the Fund, will be taxable as ordinary income (which may be taxable at different rates depending on the length of time the Fund holds its assets). Although the Fund does not expect to distribute any long-term capital gains, shareholders of the Fund will also be subject to tax on any capital gains distributions they receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays generally will not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund sends its shareholders a statement showing the tax status of distributions for the past calendar year.

The redemption of shares of the Fund is a taxable event and may result in a gain (or loss) for federal income tax purposes, depending on the amount you receive and the cost of your shares.

The Fund is required to withhold a “backup withholding” tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The current backup withholding rate is 28%. Investors are asked to certify in their Account Applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State and Local Taxes.    Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Fund do not directly receive interest on U.S. Government securities held by the Fund or the Portfolio, certain states and localities may allow the character of the Fund’s income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court’s holding extends to all types of repurchase agreements involving U.S. Government securities in which the Portfolio may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. Prospective investors should consult their own tax advisers concerning the federal and state tax consequences of an investment in the Fund.

DISTRIBUTION AND SERVICING ARRANGEMENTS

Distributor.    Hewitt Financial Services LLC, a broker-dealer affiliated with Hewitt, serves as the Distributor of the Fund’s shares. The Distributor is located at 4 Overlook Point, Lincolnshire, Illinois 60069.

Shareholder Servicing Arrangements.    The Fund has retained the Distributor to serve as its shareholder servicing agent. In such a capacity, the Distributor is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through the Distributor. As shareholder servicing agent, the Distributor also is responsible for sending communications to shareholders or for arranging for these materials to be sent. For these services, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of average daily net assets.

ADDITIONAL INFORMATION

Organization.    The Trust is a Delaware statutory trust organized on July 7, 1998. It is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value. As of the date of this Prospectus, the Trust has one class of shares outstanding. The Fund was organized on August 23, 2000 and commenced operations on December 4, 2000.

Information Concerning Investment Structure.    The Fund does not invest directly in securities. Instead, the Fund invests all of its investable assets in the Portfolio. The Board of Trustees believes that the per share expenses of the Fund (including its share of the Portfolio’s expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments. The Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Portfolio and, therefore, the Fund.

The Fund may withdraw its assets from the Portfolio at any time and will do so if the Board of Trustees believes it to be in the best interest of the Fund’s shareholders. If the Fund withdraws its investment in the Portfolio, it either will invest directly in securities in accordance with the investment policies described in this Prospectus (which will require the retention of an investment adviser and the approval of an investment advisory agreement by the Board of Trustees and the Fund’s shareholders) or will invest in another pooled investment vehicle that has the same investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its interest in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in these tables has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP’s report, along with the Fund’s financial statements, are included in the annual report to shareholders, which is available without charge upon request.

Hewitt Money Market Fund

	Year Ended Dec. 31, 2012		Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
NET ASSET VALUE, BEGINNING OF YEAR	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.02
Net realized gain (loss)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	(0.00	)(a)

Total from investment operations	0.00		0.00		0.00		0.00		0.02

LESS DISTRIBUTIONS FROM
Dividends (from net investment income)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.02)
Net realized gain (loss)	(0.00	)(a)	(0.00	)(a)	—		—		—

TOTAL DISTRIBUTIONS	(0.00)		(0.00)		(0.00)		(0.00)		(0.02)
NET ASSET VALUE, END OF YEAR	$1.00		1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.03%		0.03%		0.02%		0.07%		2.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$689,795		$553,776		$403,850		$321,371		$343,696
Ratio of net expenses to average net assets(b)(c)(d)	0.32%		0.27%		0.31%		0.48%		0.96%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(b)(c)	0.97%		0.98%		1.02%		1.04%		1.05%
Ratio of net investment income to average net assets(b)(c)(d)	0.02%		0.02%		0.02%		0.07%		1.94%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(b)(c)	(0.63)%		(0.70)%		(0.68)%		(0.49)%		1.85%

(a)	Rounds to less than $0.01 or ($0.01).
(b)	Ratios reflect the expenses of both the Fund and the Portfolio into which the Fund invests.
(c)	Ratios for the years ended December 31, 2009 and December 31, 2008 include 0.03% and 0.01%, respectively, of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program.
(d)	Ratios for the years ended December 31, 2009, 2010, 2011 and 2012 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. See Note 2 to the Fund’s Annual Report dated December 31, 2012.

ADMINISTRATOR

Hewitt Associates LLC

4 Overlook Point

Lincolnshire, Illinois 60069

DISTRIBUTOR

Hewitt Financial Services LLC

4 Overlook Point

Lincolnshire, Illinois 60069

TRANSFER AGENT

State Street Bank and Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

CUSTODIAN

State Street Bank and Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

LEGAL COUNSEL

K&L Gates LLP

70 West Madison Street, Suite 3100

Chicago, Illinois 60602

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the SEC in the Fund’s SAI dated April 30, 2013, which is incorporated herein by reference. The SAI includes a description of the Fund’s policies with respect to the disclosure of portfolio holdings. A copy of the SAI is available without charge by calling 1-800-890-3200 or by writing to the Distributor. Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund also are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov.

The Fund sends annual and semi-annual reports to its shareholders. These reports contain information regarding the investments of the Portfolio and the investment performance of the Fund and are available without charge from the Distributor. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the Fund’s most recent annual or semi-annual report, please call 1-800-890-3200. A copy of the Prospectus is available at http://www.hewittfs.com.

SEC File No. 811-08885

Hewitt

Money Market Fund

Prospectus

April 30, 2013

HEWITT SERIES TRUST

Hewitt Money Market Fund

(Nasdaq Ticker Symbol: HEWXX)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Hewitt Money Market Fund (the “Fund”) is the sole series of Hewitt Series Trust (the “Trust”), a diversified, open-end management investment company. The Fund invests all of its assets into the Money Market Master Portfolio (the “Portfolio”), a series of Master Investment Portfolio (“MIP”). This Statement of Additional Information (“SAI”) contains information about the Fund that supplements the information contained in the Fund’s current Prospectus, dated April 30, 2013. The investment objective and policies of the Fund are described in the Prospectus.

The Fund’s and the Portfolio’s audited financial statements appearing in the Annual Report to the shareholders of the Fund, dated December 31, 2012, and the independent auditor’s report thereon are incorporated by reference in this SAI.

This SAI is not a prospectus and should be read in conjunction with the Fund’s Prospectus. A copy of the Prospectus and the Annual Reports of the Fund, which contain the referenced statements, may be obtained without charge by writing Hewitt Financial Services LLC at 4 Overlook Point, Lincolnshire, Illinois 60069 or by calling 1-800-890-3200.

i

INTRODUCTION

The Trust is a statutory trust that was organized on July 7, 1998 under the laws of the State of Delaware. The Fund was organized on August 23, 2000 and commenced operations on December 4, 2000. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and the Fund is a diversified, open-end management investment company.

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is a series of MIP and has the same investment objective and substantially the same investment restrictions as the Fund. MIP, like the Trust, is registered under the 1940 Act as an open-end management investment company.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The Fund and the Portfolio are subject to certain investment restrictions that are fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund or the Portfolio, as defined by the 1940 Act. A “majority of the outstanding voting securities” of the Fund or of the Portfolio means the lesser of (i) 67% of the shares of the Fund or of the Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio.

Under these fundamental restrictions, neither the Fund nor the Portfolio may:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s or the Portfolio’s investments in that industry would equal or exceed 25% of the current value of the Fund’s or the Portfolio’s total assets, provided that this restriction does not limit the Fund’s or the Portfolio’s (i) investments in securities of other investment companies; (ii) investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Fund and the Portfolio reserve the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the “SEC”) or its staff);

(2) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund or the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(3) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction; (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options; and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

(4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s or the Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(5) borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(6) purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s or the Portfolio’s total assets, more than 5% of the value of the Fund’s or the Portfolio’s total assets would be invested in the securities of such issuer or the Fund’s or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s or the Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in other investment companies; or

(7) make loans to other parties except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

With respect to paragraph 5 above, the 1940 Act currently allows the Fund and the Portfolio to borrow up to one-third of the value of its respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

With respect to the fundamental policy relating to concentration set forth in paragraph 6 above, the 1940 Act does not define what constitutes “concentration” in an industry and it is possible that interpretations of concentration could change in the future. Accordingly, the policy in paragraph 6 above will be interpreted to refer to concentration as that term may be interpreted from time to time. In this respect, and in accordance with SEC staff interpretations, the ability of the Portfolio to concentrate in the obligations of domestic banks means that it is permitted to invest, without limit, in bankers’ acceptances, certificates of deposit and other short-term obligations issued by (a) U.S. banks, (b) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (c) foreign branches of U.S. banks (in circumstances in which the Portfolio will have recourse to the U.S. bank for the obligations of the foreign branch).

The Board of Trustees of MIP has delegated to BlackRock Fund Advisors (“BFA”), the investment adviser to the Portfolio, the ability to determine the methodology used by the Portfolio to classify issuers by industry. BFA defines industries and classifies each issuer according to the industry in which the issuer conducts its principal business activity pursuant to its proprietary industry classification system. In classifying companies by industry, BFA may draw on its credit, research and investment resources and those of its affiliates, and BFA may (but need not) consider classifications by third-party industry classification systems. BFA believes that its system is reasonably designed so that issuers with primary economic characteristics that are materially the same are classified in the same industry. For example, asset-backed commercial paper may be classified in an industry based on the nature of the assets backing the commercial paper, and foreign banks may be classified in an industry based on the region in which they do business if BFA has determined that the foreign banks within that industry have primary economic characteristics that are materially the same.

A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. To the extent BFA’s classification system results in broad categories, concentration risk may be decreased. On the other hand, to the extent it results in narrow categories, concentration risk may be increased.

With respect to paragraph 7 above, the 1940 Act and regulatory interpretations currently limit the percentage of the Fund’s and Portfolio’s securities that may be loaned to one-third of the value of its respective total assets.

Non-Fundamental Investment Restrictions. The Fund and the Portfolio also are subject to the following additional investment restrictions, which are non-fundamental policies. With respect to the Fund and the Portfolio, the restrictions can be changed without shareholder approval by the Board of Trustees of the Trust (the “Board of Trustees”) or the Board of Trustees of MIP, as the case may be.

(1) The Fund and the Portfolio may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund and the Portfolio may purchase securities with put rights in order to maintain liquidity.

(2) The Fund and the Portfolio may not purchase interests, leases or limited partnership interests in oil, gas, or other mineral exploration or development programs.

(3) The Fund and the Portfolio may not make investments for the purpose of exercising control or management; provided that the Fund and the Portfolio may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as the Fund or the Portfolio.

(4) The Fund and the Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures, and options on futures) or make short sales of securities.

(5) The Fund and the Portfolio may each invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund’s and the Portfolio’s investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio’s or the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Portfolio’s or the Fund’s total assets in the aggregate. Other investment companies in which the Portfolio or the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Portfolio and the Fund.

(6) The Fund and the Portfolio may not acquire (i) an illiquid security if, immediately after such acquisition, the Fund or the Portfolio would have invested more than 5% of its total assets in illiquid securities; (ii) any security other than a Daily Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, the Fund or the Portfolio would have invested less than 10% of its total assets in Daily Liquid Assets; or (iii) any security other than a Weekly Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, the Fund or the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.

(7) The Fund and the Portfolio may each lend securities from their portfolios to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of their respective total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Portfolio or the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

General. Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth in this SAI, as well as those set forth in the Fund’s Prospectus, apply immediately after the purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by the Portfolio or the Fund.

INVESTMENT POLICIES AND PRACTICES

General. The following information supplements the description of the investment policies and practices of the Portfolio as described in the Fund’s Prospectus.

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio. The Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Fund’s assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

Under normal circumstances, the Portfolio invests at least 95% of its assets in any combination of high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition as determined in accordance with applicable rules and regulations of the SEC. The dollar-weighted average maturity of the investments of the Portfolio may not exceed 60 calendar days, and the dollar-weighted average life of the investments of the Portfolio may not exceed 120 calendar days.

Pursuant to Rule 2a-7 under the 1940 Act, the Portfolio is subject to a “general liquidity requirement” that requires it to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Portfolio has made to shareholders.

To comply with this general liquidity requirement, BFA considers factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements.

The Portfolio will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Portfolio) if, immediately following such purchase, more than 5% of the Portfolio’s total assets are invested in illiquid securities. The Portfolio will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. The Portfolio will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.

The Portfolio ordinarily is limited such that, immediately following any such acquisition, not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than 1/2 of 1% of the Portfolio’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Portfolio’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

The Portfolio will only purchase securities that present minimal credit risk as determined by the Portfolio’s investment adviser, BFA, pursuant to guidelines approved by the Board of Trustees of MIP. The securities in which the Portfolio may invest will not yield as high a level of current income as could be achieved by investing in securities with less liquidity and less safety. There can be no assurance that the investment objective of the Portfolio or the Fund, as described in the Prospectus, will be achieved.

The Portfolio may invest in any of the instruments or engage in any practice described below.

Asset-Backed and Commercial Mortgage-Backed Securities. The Portfolio may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened or extended, and the security’s total return may be difficult to predict precisely. The Portfolio may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of or under the 1940 Act. Changes in liquidity of these securities may result in significant, rapid and unpredictable changes in prices for credit-linked securities.

Bank Obligations. The Portfolio may invest in bank obligations, including certificates of deposit (“CDs”), time deposits, bankers’ acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, foreign branches of foreign banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Certain bank obligations may benefit from existing or future governmental debt guarantee programs.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits (“TDs”) are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”).

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed-, floating- or variable-interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending on the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

Commercial Paper and Short-Term Corporate Debt Instruments. The Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the Portfolio to invest in fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Portfolio and the borrower. Both the Portfolio and the borrower have the right to vary the amount of the outstanding indebtedness on the notes. BFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than 13 months remaining to maturity at the date of settlement. The Portfolio will invest only in such corporate bonds and debentures that are deemed appropriate by BFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. BFA will consider such an event in determining whether the Portfolio should continue to hold the obligation. To the extent the Portfolio continues to hold the obligation, it may be subject to additional risk of default.

Asset-backed Commercial Paper. The Portfolio may also invest in asset-backed commercial paper. Asset-backed commercial paper is a type of securitized commercial paper product used to fund purchases of financial assets by special purpose finance companies called conduits. The financial assets may include assets such as pools of trade receivables, car loans and leases, and credit card receivables, among others. Asset-backed commercial paper is typically tracked and rated by one or more credit rating agencies. Some asset-backed commercial paper programs maintain a back-up liquidity facility provided by a major bank, which is intended to be used if the issuer is unable to issue new asset-backed commercial paper.

Floating-Rate and Variable-Rate Obligations. The Portfolio may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Portfolio may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

The Portfolio may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 calendar days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes, including master demand notes, are demand obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of these obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of the obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, these obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations that are not so rated only if BFA determines that at the time of investment, the obligations are of comparable quality to the other obligations in which the Portfolio may invest. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in the Portfolio.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines or the value of the security to be sold increases before the settlement date. Although the Portfolio will generally purchase securities with the intention of acquiring them, the Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when BFA deems it appropriate.

Funding Agreements. The Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Portfolio will purchase short-term funding agreements only from banks and insurance companies. The Portfolio also may purchase Guaranteed Investment Contracts (“GICs”), a type of short-term funding agreement. GICs generally are structured as a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolio may be treated as illiquid. If a funding agreement is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Trustees of MIP. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Portfolio’s assets than if the value were based on available market quotations.

Illiquid Securities. The Portfolio may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective and investment policies. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Portfolio cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

Investment Company Securities. The Portfolio may invest in shares of open-end investment companies, including investment companies that are affiliated with the Portfolio and BFA, that invest exclusively in high-quality, short-term securities to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the Portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Portfolio. The Portfolio may also purchase shares of exchange listed closed-end funds to the extent permitted by the 1940 Act and the rules thereunder. Under the 1940 Act, the Portfolio’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio’s total assets with respect to any one investment company, and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Portfolio may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Portfolio may be used for letter of credit-backed investments.

Loans of Portfolio Securities. Pursuant to guidelines approved by the Board of Trustees of MIP, the Portfolio may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned plus any accrued interest. The Portfolio may terminate a loan at any time and obtain the return of the securities loaned. The Portfolio is entitled to receive the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Portfolio is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Portfolio is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Portfolio or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Portfolio’s securities as agreed, the Portfolio may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Board of Trustees of MIP. BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Portfolio subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Loan Participation Agreements. The Portfolio may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Portfolio may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Portfolio to assert its rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation the Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Portfolio may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Trustees of MIP. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Portfolio’s assets than if the value were based on available market quotations.

Medium-Term Notes. The Portfolio may invest in medium term notes that have remaining maturities that are consistent with the conditions of Rule 2a-7. Medium-term notes are a form of corporate debt financing. They are often issued on a regular or continuous basis without the requirement to produce a new set of legal documentation at the time of each issuance. Medium-term notes have maturities that range widely based on the needs of the issuer. Although they most often mature between nine months and 10 years, they may have longer maturities.

Mortgage Pass-Through Securities. The Portfolio may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government entities or U.S. Government-sponsored enterprises including: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

The Portfolio may, to the extent permitted by Rule 2a-7 under the 1940 Act, invest in mortgage securities issued by private non-government entities. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities or government-sponsored enterprises. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators.

In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities issued by government entities, government-sponsored enterprises or non-government entities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate. Non-government mortgage securities may be subject to greater price changes than government issues.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Portfolio may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Portfolio may use TBA transactions in several ways. For example, the Portfolio may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Portfolio to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Portfolio will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Portfolio to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.

Mortgage Securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal only” security (“PO”) receives the principal payments made by the underlying mortgage, while the holder of the “interest only” security (“IO”) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Municipal Securities. The Portfolio may invest in municipal securities. Municipal securities generally are issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Portfolio may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

The Portfolio will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.

Non-U.S. Obligations. The Portfolio may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Portfolio may invest. The Portfolio also may invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Participation Interests. The Portfolio may invest in participation interests in any type of security in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio’s participation interest bears to the total principal amount of the underlying securities.

Repurchase Agreements. The Portfolio may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Portfolio but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Portfolio may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Portfolio could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a money market fund, the repurchase obligation of a seller must involve minimal credit risk to a Portfolio and otherwise satisfy the credit quality standards set forth in the Portfolio’s Rule 2a-7 procedures.

Repurchase agreements pose certain risks, which are not unique to the Portfolio but are inherent in repurchase agreements. The Portfolio seeks to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Portfolio would retain the status of an unsecured creditor of the counterparty ( i.e., the position the Portfolio would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Portfolio would be at risk of losing some or all of the principal and income involved in the transaction.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Portfolio. Restricted securities generally can be sold in privately negotiated transactions pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell a security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Regulation Regarding Derivatives. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or if the fund markets itself as providing investment exposure to such instruments. To the extent the Fund uses CFTC Derivatives, indirectly through the Portfolio, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, Hewitt has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. Hewitt is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of such Fund.

Unrated Investments. The Portfolio may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of a quality comparable to that of the rated investments in which the Portfolio may invest, if they are purchased in accordance with procedures adopted by the Board of Trustees of MIP and in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require an immediate sale of such security by the Portfolio provided that, when a security ceases to be rated, BFA determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, BFA finds that the sale of such security would not be in the Portfolio’s shareholders’ best interest.

To the extent the ratings given by a NRSRO (e.g., Moody’s® Investors Services, Inc. (“Moody’s”) or Standard & Poor’s® Rating Services (“S&P”), a division of McGraw-Hill Companies, Inc.) may change as a result of changes in such organization or its rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

The ratings categories used by Moody’s and S&P are more fully described in the Appendix to this SAI.

U.S. Government Obligations. The Portfolio may invest in U.S. Government obligations, including securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. Treasury Obligations. U.S. Treasury obligations are direct obligations of the U.S. Government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently by BFA under the Separate Trading of Registered Interest and Principal of Securities Program (“STRIPS”). STRIPS is a program established by the U.S. Treasury Department for the separate trading of principal and interest components of securities guaranteed or issued by the U.S. Treasury.

DISCLOSURE OF PORTFOLIO INFORMATION

The Fund believes frequent and uniform fair disclosure to the public of information of the portfolio holdings of the Fund is in the best interests of the Fund’s shareholders and potential investors. However, this information is confidential and proprietary until uniform fair disclosure to the public is made. Selective disclosure of such information could have adverse ramifications for the Fund’s shareholders. The Board of Trustees has adopted and implemented a portfolio holdings disclosure policy. The Board of Trustees periodically reviews these policies and procedures to ensure that they adequately protect shareholders. The Board of Trustees shall be updated as needed regarding the Fund’s compliance with these policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Hewitt Associates, LLC (“Hewitt”) and its affiliates.

The President or Secretary of the Fund may authorize disclosure of the portfolio information prior to public disclosure to the Fund’s principal service providers on an as needed basis. In addition to Hewitt and its affiliates, these service providers include the Fund’s independent registered public accounting firm (PricewaterhouseCoopers LLP), legal counsel (K&L Gates LLP), and financial printer (R.R. Donnelley & Sons, Inc.). While the Fund does not have separate confidentiality agreements with these service providers, and, accordingly, it is possible that the Fund’s portfolio information could become selectively disclosed, the Board of Trustees believes that such disclosure is unlikely given the industry standards that such companies operate under and the Fund’s past experience with these companies. In addition, public knowledge of the companies’ failure to maintain the confidentiality of this information could likely cause severe reputational damage and therefore is unlikely. The Fund also expects that these service providers will not trade based on the information or use the information except as necessary in providing services to the Fund. The Fund’s policies prohibit Hewitt and the Fund’s other service providers from entering into any agreement to disclose the Fund’s portfolio holdings information in exchange for any form of consideration. These policies apply to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries, other service providers, and rating and ranking organizations. Certain affiliated persons of the Fund, including the trustees, may receive portfolio information prior to public disclosure in connection with preparation for board meetings and other instances necessary for the operation of the Fund.

The Fund currently discloses its portfolio holdings to the public through its filings with the SEC. The Fund files its portfolio holdings with the SEC for each quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the year). Shareholders may obtain the Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, the Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

In addition, information concerning the Fund’s portfolio holdings is filed on a monthly basis with the SEC on Form N-MFP. That information also is available from the Fund’s website, www.hewittfs.com, five business days after the end of each month and will remain available for at least six months thereafter.

After portfolio information has been made public in an SEC filing, it may thereafter be disclosed to anyone and may be used in marketing literature and in communications to shareholders and others.

MANAGEMENT

Trustees and Officers. The Board of Trustees consists of three Trustees, two of whom are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”). The Board of Trustees has the overall responsibility for monitoring and supervising the operations of the Trust. The officers of the Trust are responsible for managing the day-to-day operations of the Trust. The Board of Trustees of MIP has similar responsibilities with respect to the operations of the Portfolio.

Each Trustee serves during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor. Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations and other directorships held during the past five years.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Donald S. Hunt (74)	Trustee	Since 1998	Retired.	1	Director, New Covenant Trust Company, March 2012 to Present; Director, Vision III, Imaging, Inc., 1997 to Present.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
John D. Oliverio (60)	Trustee	Since 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc., June 2000 to Present.	1	Director, Wheaton Franciscan Medical Group, July 2006 to Present; Director, Wheaton Franciscan Ministries, Inc., January 1998 to Present; Director, United Health System, September 1998 to Present; Director, Affinity Health System, January 1995 to February 2012; Director, Wheaton Franciscan Healthcare-Southeast Wisconsin, July 2006 to Present; Director, Wheaton Franciscan Healthcare Iowa, October 2009 to Present; Director, Catholic Theological Union, July 2009 to Present; Director, Covenant Health System, June 2011 to Present.

INTERESTED TRUSTEE

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Andrea W. Armstrong (47)*	President and Trustee	Since 2007	Chief Executive Officer, Hewitt Financial Services LLC, September 2007 to Present; Benefits Group Leader, November 2006 to Present, Hewitt Associates, LLC.	1	None

*	Ms. Armstrong is an “interested person” of the Trust because of her affiliation with the distributor of the Fund’s shares (the “Distributor”).

OFFICERS

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Ram Padmanabhan (44)	Secretary	Since 2012	Chief Counsel-Corporate, Corporate Secretary and Vice President, Aon plc (insurance brokerage and human resources services company), May 2010 to Present (Mr. Padmanabhan also holds various positions with Aon plc’s subsidiaries); Secretary and Vice President, Hewitt Financial Services LLC, October 2011 to Present; Secretary and Vice President, Hewitt Associates LLC, June 2011 to Present; Partner, Katten Muchin Rosenman LLP, October 2005 to April 2010.

Douglas S. Keith (47)	Chief Compliance Officer, Chief Financial Officer and Treasurer	Since 2011 (Chief Compliance Officer) and 2005 (Chief Financial Officer and Treasurer)	Chief Financial Officer, Hewitt Financial Services LLC, January 2007 to present; Financial Operations Principal, Aon Benfield Securities, Inc., November 2010 to present.

The address of each Trustee and officer of the Trust is 4 Overlook Point, Lincolnshire, Illinois 60069.

Trustee Experience and Qualifications. The Board of Trustees has determined that each Trustee is qualified to serve on the Board of Trustees because of his or her specific attributes, including prior experience, background and skills. The following outlines each Trustee’s qualifications that led to the conclusion that the Trustee should serve on the Board of Trustees:

Donald S. Hunt. Mr. Hunt has more than 30 years of experience in the banking and financial services industries. He served as President and Chief Operating Officer for Harris Trust and Savings Bank and Harris Bankcorp, Inc. Mr. Hunt holds a BA from Carleton College and an MBA from Indiana University. The Board of Trustees concluded that Mr. Hunt is suitable to act as a Trustee because of his academic background and his extensive banking and investment management experience.

John D. Oliverio. Mr. Oliverio, a certified public accountant, has more than 25 years of experience with Wheaton Franciscan Healthcare, where he is President and Chief Executive Officer. Mr. Oliverio holds a BA in business administration from Loyola University in Chicago and a masters of management degree from Northwestern University’s Kellogg Graduate School of Management. He serves on the boards of directors of more than 25 health care organizations and associations. The Board of Trustees concluded that Mr. Oliverio is suitable to act as a Trustee because of his academic background, professional experience and extensive service on numerous boards of directors.

Andrea W. Armstrong. Ms. Armstrong is Chief Executive Officer of the Distributor, and is Business Development Director for Point Solutions, a series of businesses within the Business Processing Outsourcing segment of Aon Hewitt. Ms. Armstrong has a BA from the University of Cincinnati and holds Financial Industry Regulatory Authority securities licenses Series 7, 24 and 66. The Board of Trustees concluded that Ms. Armstrong is suitable to act as a Trustee because of her academic background, business experience and experience with the Distributor.

Board Committees. There is one standing committee of the Board of Trustees, which is the Audit Committee. The members of the Audit Committee are Donald S. Hunt and John D. Oliverio, each an Independent Trustee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. During the fiscal year ended December 31, 2012, the Audit Committee held two meetings.

Board Leadership Structure. The Board of Trustees is composed of three Trustees, two of whom are Independent Trustees. Ms. Armstrong, the president of the Fund and the Distributor, is considered an “Interested Trustee” because of her affiliation with the Distributor. While there is no lead Independent Trustee, the two Independent Trustees comprise the standing Audit Committee, as described above, and meet regularly outside the presence of Fund management in executive session or with other service providers to the Fund. Each of the three Trustees was appointed to serve on the Board of Trustees because of his or her experience, skills and qualifications, as noted above in the section “Trustee Experience and Qualifications.”

The Board of Trustees holds regular quarterly meetings and may hold special meetings as necessary between scheduled meetings. The Board of Trustees also conducts annual assessments of its effectiveness and the effectiveness of the Audit Committee. Based on the above, the Board of Trustees has determined that its leadership structure is appropriate given the size of the Fund and the nature of its business. In particular, the Board of Trustees believes that having Independent Trustees constitute a majority of the Board of Trustees allows it to exercise independent judgment, which enhances effective oversight. The Board of Trustees also believes that including an interested person on the Board of Trustees provides it with the perspective of the Fund’s affiliates, which is, in the view of the Board of Trustees, a crucial element in the Trustees’ decision-making process and aids them in serving the best interests of the Fund’s shareholders.

Board Oversight of Risk. Day-to-day risk management with respect to the investments of the Portfolio is the responsibility of BFA, which reports to the Board of Trustees of MIP, as well as the Board of Trustees, on a regular and as-needed basis on the risks to which the Portfolio is subject. Hewitt, as administrator to the Fund, is responsible for the day-to-day risk management function for all other aspects of the Fund’s operations.

Risk oversight forms part of the Board of Trustees’ general oversight of the Fund. The Board of Trustees is responsible for overseeing the operations of the Fund in accordance with the provisions of the 1940 Act, state law, other applicable laws, and the Fund’s investment objectives and strategies. The Board of Trustees reviews reports from management, the independent registered public accounting firm for the Fund, and its affiliates regarding risks faced by the Fund.

The Board of Trustees has appointed a Chief Compliance Officer (“CCO”), who oversees the implementation and testing of the Fund’s compliance program, reports directly to the Board of Trustees regarding Fund compliance matters, and presents an annual report to the Board of Trustees in accordance with the Fund’s compliance policies and procedures. The CCO also provides to the Board of Trustees updates on the application of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk. The CCO also immediately reports to the Board of Trustees as needed in case any problems associated with the Fund’s compliance policies and procedures could expose (or might have the potential to expose) the Fund to risk.

Trustee Interest in the Fund. The Trustees own the following amounts in the Fund as of December 31, 2012:

Dollar Range of Equity Securities in the Fund

(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)

Name of Trustee	Shares of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (Aggregate)
Andrea W. Armstrong, Trustee	None	None

Donald S. Hunt, Independent Trustee	None	None

John D. Oliverio, Independent Trustee	None	None

As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and the Fund.

Trustee Interest in Investment Advisers, Distributor or Affiliates. As of December 31, 2012, neither the Independent Trustees nor members of their immediate families own securities beneficially or of record in Hewitt, BFA or the Distributor, or any of their affiliates.

Compensation. Effective January 1, 2013, Trustees who are not employed by Hewitt or one of its affiliates receive a $13,000 annual retainer and a fee of $3,000 for attendance at each regular quarterly Board meeting. Trustees who are not employees of Hewitt or one of its affiliates are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel related expenses. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it.

Trustee compensation for the fiscal year ended December 31, 2012, was as follows:

Compensation Table

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Donald S. Hunt, Independent Trustee	$18,000	$0	$0	$18,000
John D. Oliverio, Independent Trustee	$18,000	$0	$0	$18,000
Andrea W. Armstrong, President and Trustee	$0	$0	$0	$0

The Portfolio Adviser. BFA, located at 400 Howard Street, San Francisco, California 94105, is an indirect wholly-owned subsidiary of BlackRock Inc. It provides investment advisory services to the Portfolio pursuant to an investment advisory agreement with MIP (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Portfolio Adviser is responsible for the management of the investments of the Portfolio and makes all decisions regarding, and places all orders for, the purchase and sale of securities for the Portfolio.

As compensation for services rendered and expenses assumed by BFA, the Portfolio pays BFA a monthly management fee that is computed at the annual rate of 0.10% of the average daily net assets of the Portfolio. Because the Fund is an investor in the Portfolio, shareholders of the Fund indirectly bear this fee. For the fiscal years ended December 31, 2010, 2011 and 2012, the Portfolio paid management fees, net of waivers and/or offsetting credits, of $12,963,015, $19,011,676 and $25,231,520, respectively, to BFA for its advisory services. From time to time BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Portfolio and, accordingly, have a favorable impact on its performance. BFA has contractually agreed to waive a portion of its advisory fees and accept payment at an annual rate of 0.07% through the close of business on April 30, 2014 with respect to the Portfolio. For the fiscal years ended December 31, 2010, 2011 and 2012, BFA waived management fees of $5,668,679, $8,338,684 and $11,036,001, respectively. The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the independent registered public accounting firm that provides audit services in connection with the Portfolio are paid directly by the Portfolio. BFA has contractually undertaken to reimburse or provide an offsetting credit to the Portfolio for such expenses through the close of business on April 30, 2014. For the fiscal years ended December 2010, 2011 and 2012, BFA provided an offsetting credit of $263,903, $445,252 and $518,726, respectively, against the management fees.

The Advisory Agreement was approved by the Board of Trustees of MIP, including a majority of the Trustees of MIP who are not “interested persons” of MIP or BFA. It continues in effect from year to year if approved annually by either (i) the Board of Trustees of MIP or (ii) a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act); provided that the continuance also is approved by a majority of the members of the Board of Trustees of MIP who are not “interested persons” of MIP or BFA, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days written notice by the Board of Trustees of MIP or by a vote of the holders of a majority of the outstanding voting securities of the Portfolio. As required by the 1940 Act, the Advisory Agreement provides for its automatic termination in the event of its assignment (as defined by the 1940 Act). Additional information regarding the approval of the Advisory Agreement by the Board of Trustees of MIP can be found in the Portfolio’s semi-annual report for the period ended June 30, 2012.

Administrator for the Fund. Hewitt is an indirect wholly-owned subsidiary of Aon plc, a publicly-traded company listed on the New York Stock Exchange under the symbol “AON.” Hewitt, located at 4 Overlook Point, Lincolnshire, Illinois 60069, provides administrative services to the Fund pursuant to an administration agreement (the “Administration Agreement”). The Administration Agreement continues in effect from year to year unless terminated by a vote of the Board of Trustees or Hewitt. The Administration Agreement may be terminated, without penalty, by either party upon 60 days written notice. Services provided by Hewitt pursuant to this agreement include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of the Fund’s regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees relating to the Fund and meetings of their shareholders. For these services, the Trust pays Hewitt a monthly fee calculated at the annual rate of 0.55% of the Fund shares’ average daily net assets.

Hewitt contracted with BTC, an affiliate of BFA, to assist it in performing administrative services on behalf of the Trust relating to its investment in the Portfolio, pursuant to a sub-administration agreement. Effective July 1, 2012, BlackRock Advisors, LLC (“BAL”) replaced BTC as the Fund’s sub-administrator and BAL entered into a sub-administration agreement with Hewitt, on behalf of the Fund, on similar terms. For the services under this sub-administration agreement, Hewitt pays BAL (and previously BTC) a fee equal to 0.03% of the average daily net assets of the Fund.

Custodian. State Street Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, (the “Custodian”) serves as custodian of the Fund and the Portfolio and maintains custody of the securities and similar assets of the Fund and the Portfolio. The Custodian is authorized to hold these assets in securities depositories and to use sub-custodians. Cash held by the Custodian, which may at times be substantial, is insured by the FDIC up to the amount of available insurance coverage limits (presently, $250,000). State Street Bank and Trust Company also maintains the accounting books and records of the Fund and provides sub-administrative services.

Transfer Agent and Dividend-Paying Agent. State Street Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the transfer agent and dividend disbursing agent for the Fund.

Shareholder Servicing Arrangements. The Fund has retained Hewitt Financial Services LLC, the Fund’s Distributor and an affiliate of Hewitt, to serve as the shareholder servicing agent pursuant to a shareholder servicing agreement (the “Shareholder Servicing Agreement”). Pursuant to the Shareholder Servicing Agreement, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of the Fund shares’ average daily net assets. The Shareholder Servicing Agreement terminates automatically in the event of its “assignment” (as defined by the 1940 Act) and may be terminated by either party to the agreement without penalty on not less than 60 days written notice.

DISTRIBUTOR

Hewitt Financial Services LLC, 4 Overlook Point, Lincolnshire, Illinois 60069, serves as the Distributor of the Fund. The Distributor serves as the exclusive distributor of shares of the Fund pursuant to a distribution agreement with the Trust on behalf of the Fund (the “Distribution Agreement”). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Fund are available for purchase on a continuous basis from the Distributor, as agent, although the Distributor is not obligated to sell any particular amount of shares.

The Distribution Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days written notice and terminates automatically in the event of an “assignment” (as defined by the 1940 Act).

Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials.

EXPENSES

All expenses of the Trust and the Fund not assumed expressly by Hewitt as the administrator of the Fund are paid by the Fund. In addition, as an investor in the Portfolio, the Fund bears a pro rata portion of the expenses of the Portfolio. Expenses that the Fund and the Portfolio bear include, but are not limited to: fees for investment advisory and administration services; fees paid to the shareholder servicing agent; the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs; the cost and expense of printing, including typesetting; all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of Hewitt or the Distributor; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Fund; fees and expenses of legal counsel; fees and expenses of independent auditors; membership dues of industry associations; interest on borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).

The Administration Agreement requires Hewitt to absorb expenses (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund’s shares do not exceed annually 0.95% of its average daily net assets, or that the seven-day yield of the Fund does not fall below 0%. Under the Administration Agreement, the Fund will be obligated to reimburse Hewitt for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees.

For the year ended December 31, 2010, the advisory fee payable by the Fund and the fees payable for administrative, distribution and shareholder services were as follows:

The portion of the advisory fee payable by the Portfolio to BFA and the share of the ordinary operating expenses of the Portfolio attributable to the Fund and the fee payable by the Fund to Hewitt	$272,580
Shareholder servicing fee payable to Hewitt Financial Services LLC on behalf of the Fund	$973,849
Administrative fees payable to Hewitt Associates LLC on behalf of the Fund	$2,140,861

For the year ended December 31, 2011, the advisory fee payable by the Fund and the fees payable for administrative, distribution and shareholder services were as follows:

The portion of the advisory fee payable by the Portfolio to BFA and the share of the ordinary operating expenses of the Portfolio attributable to the Fund and the fee payable by the Fund to Hewitt	$343,228
Shareholder servicing fee payable to Hewitt Financial Services LLC on behalf of the Fund	$1,226,899
Administrative fees payable to Hewitt Associates LLC on behalf of the Fund	$2,695,832

For the year ended December 31, 2012, the advisory fee payable by the Fund and the fees payable for administrative, distribution and shareholder services were as follows:

The portion of the advisory fee payable by the Portfolio to BFA and the share of the ordinary operating expenses of the Portfolio attributable to the Fund and the fee payable by the Fund to Hewitt	$396,932
Shareholder servicing fee payable to Hewitt Financial Services LLC on behalf of the Fund	$1,417,671
Administrative fees payable to Hewitt Associates LLC on behalf of the Fund	$3,117,415

Portions of the fees payable by shares of the Fund were waived and certain Fund expenses were reimbursed during the periods above to satisfy the limitations on the Fund shares’ operating expenses. For the years ended 2010, 2011 and 2012, the fees waived and expenses reimbursed by Hewitt totaled $2,618,298, $3,364,017 and $3,522,711, respectively.

No administrative or shareholder servicing fees paid by the Fund’s shares for the year ended December 31, 2012 were paid to broker-dealers and other financial intermediaries for distribution assistance.

DETERMINATION OF NET ASSET VALUE

Days and Times Net Asset Value Per Share is Computed. The Prospectus describes the days on which the net asset values per share of the Fund are computed for purposes of purchases and redemptions of shares by investors and also sets forth the times as of which such computations are made.

Shares of the Fund may be purchased on any day that the primary markets for the Portfolio’s portfolio securities (i.e. the bond markets) are open and the Fedwire Funds Service is open for business. Currently, the following days are either days on which the primary markets are scheduled to close or the Fedwire Funds Service is scheduled to close: New Year’s Day; Martin Luther King, Jr.’s Birthday (third Monday in January); Presidents’ Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans’ Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day. The holiday schedule is subject to change.

Net asset value generally is computed as of 5:00 p.m., Eastern time. Net asset value may be computed as of the closing time of the U.S. Government securities markets on days when the Securities Industry and Financial Markets Association recommends an early closing of such markets and the Portfolio calculates its net asset value as of such earlier closing time. Early closings may occur the Fridays preceding the following holidays: Martin Luther King, Jr.’s Birthday; Presidents’ Day; Memorial Day; Labor Day; and Columbus Day. Early closings may also occur on the business days preceding the following holidays: Independence Day; Veterans’ Day; Thanksgiving Day; Christmas Day; New Year’s Day, and the Friday following Thanksgiving Day. The holiday schedule is subject to change.

The net asset value of the Fund’s shares is calculated by dividing the value of such Fund’s total assets, less its liabilities (including accrued expenses), by the number of shares of the Fund outstanding. The value of the Portfolio’s net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Fund are determined. The Fund seeks to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

Amortized Cost Valuation. The Fund and the Portfolio use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with the provisions of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities due to changes in prevailing interest rate levels or other factors.

While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund or the Portfolio would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that used a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower net asset value of the portfolio of the Fund or the Portfolio on a particular day, a prospective investor in the Portfolio or the Fund would be able to obtain a somewhat higher yield than would result from investment in the Fund that used market quotations to value its portfolio of investments. Existing shareholders of the Fund would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund (or to the extent the Fund invests in the Portfolio, the Portfolio) must maintain a dollar-weighted average portfolio maturity of 60 calendar days or less, maintain a dollar-weighted average life of portfolio securities of 120 calendar days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days or less and invest only in those high-quality securities that are determined by the Board of Trustees of the Trust (or MIP) to present minimal credit risks. Under normal circumstances, the Portfolio expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit and high-quality debt obligations, such as corporate debt and certain asset-backed securities, certain obligations of U.S. and foreign banks, certain repurchase agreements and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). Pursuant to Rule 2a-7, the Portfolio invests only in securities that BFA has determined under procedures adopted by the Board of Trustees of MIP, to present minimal credit risks and to be of eligible credit quality under applicable regulations. The maturity of an instrument is generally deemed to be a shorter period remaining until the date when the principal amount thereof is due or the date on which the instrument may be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features.

PURCHASE AND REDEMPTION OF SHARES

The procedures to be used in purchasing and redeeming shares of the Fund are set forth in the Prospectus under “How To Buy Shares” and “How To Redeem Shares.” The Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Fund.

The following table shows the calculation of the offering price of shares of the Fund as of December 31, 2012:

Net Assets	Shares Outstanding	Offering Price
$689,795,468	$689,787,853	$1.00

Purchases by Check. Shares of the Fund may be purchased by check as described in the Prospectus. If a check to purchase shares of the Fund does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Fund or the Distributor as a result of the redemption or non-clearance.

Mandatory Redemption of Shares. As described in the Prospectus, shares not held on an omnibus basis by a financial intermediary or the Distributor may be subject to mandatory redemption if the value of the shares held by a shareholder is less than $5,000. The Trust is under no obligation to compel the redemption of any account.

Suspension of Redemptions. Redemption proceeds normally are paid as described in the Prospectus. The payment of redemption proceeds by the Fund may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable or it is not reasonably practicable for the Fund to determine fairly the value of its net assets, including circumstances when the Board of Trustees of MIP has determined it is appropriate to liquidate the Portfolio, or (d) during any other period when the SEC, by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist.

Redemption in Kind. In the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to pay any redemption or redemptions in cash, a redemption payment by the Fund may be made in whole or in part by a distribution in kind of securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities normally are valued by the Fund in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and therefore is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Trustees of MIP, BFA primarily is responsible for the execution of the Portfolio’s transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. The following disclosure provides some more detail regarding the Portfolio’s practices regarding portfolio transactions. Depending on its investment objective, the Portfolio may not engage in some of the transactions described below.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

The Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio. Payments of commissions to brokers who are affiliated persons of the Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

The Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter (“OTC”) markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of the Fund and interests of the Portfolio are redeemable on a daily basis in U.S. dollars, the Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on the Portfolio’s portfolio strategies.

The Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Portfolio will not deal with affiliated persons, including PNC Financial Services Group, Inc., (“PNC”) and its affiliates, in connection with such transactions.

However, an affiliated person of the Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by the Portfolio are made from dealers, underwriters and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. The Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC and the policies or investment objectives of the Fund and the Portfolio. As a result, the portfolio turnover rates of the Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a money market fund, the turnover rates should not adversely affect the Portfolio’s net asset values or net income.

The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees of MIP in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA, PNC or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

Portfolio Turnover. Because the Portfolio invests in securities with relatively short-term maturities, the Portfolio expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Portfolio since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Portfolio usually will not incur brokerage expenses or excessive transaction costs.

TAXES

It is the policy of the Trust to distribute each fiscal year substantially all of the Fund’s net investment income and net realized capital gains, if any, to shareholders. The Trust intends that the Fund will qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for such tax treatment the Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currencies, certain related income, or net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code; and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in (x) the securities of any one issuer (other than Government Securities) or two or more issuers which the Fund controls and which are engaged in the same or similar trade or business or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships. If the Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders.

The Portfolio is treated as a partnership for federal income tax purposes and therefore will not be required to pay any federal or state income or excise taxes. Any interest, dividends, gains and losses of the Portfolio will be deemed to pass through to the Fund in proportion to the Fund’s ownership interest in the Portfolio. Thus, to the extent that the Portfolio accrues but does not distribute income or gains, the Fund will be deemed to have realized and recognized its proportionate share of interest, dividends and gains, regardless of whether there has been a distribution of such items to the Fund. The Portfolio will seek to minimize recognition by its investors, including the Fund, of interest, dividends and gains without a distribution.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98.2% of their capital gains, determined on an October 31 year end basis. The Trust intends to distribute the income and capital gains of each Fund in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

Dividends of the Fund declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

CONFLICTS OF INTEREST

There are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA’s affiliates (including BlackRock and PNC), and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)). The activities of BlackRock and its Affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Portfolio and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Portfolio. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Portfolio. One or more of the Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Portfolio directly and indirectly invests. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services.

One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Portfolio and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Portfolio. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Portfolio and may result in an Affiliate having positions that are adverse to those of the Portfolio.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Portfolio. As a result, an Affiliate may compete with the Portfolio for appropriate investment opportunities. The results of the Portfolio’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Portfolio could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Portfolio may, from time to time, enter into transactions in which an Affiliate or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Portfolio. Transactions by one or more Affiliate-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio.

The Portfolio’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Portfolio also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolio or who engage in transactions with or for the Portfolio, and may receive compensation for such services. The Portfolio may also make brokerage and other payments to Affiliates in connection with the Portfolio’s investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Portfolio and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ADDITIONAL INFORMATION

Description of the Shares in the Trust. Interests in the Fund are represented by shares of beneficial interest, $0.001 par value. The Trust is authorized to issue an unlimited number of shares and may issue shares in series, with each series representing interests in a separate portfolio of investments (a “series”). As of the date of this SAI, shares representing interests in the Fund constitute the only series of the Trust’s shares outstanding. Shares are fully paid and non-assessable and have no preemptive or conversion rights. The shares may be redeemed by the shareholder or at the option of the Trust as discussed in the Prospectus.

The Board of Trustees has the power to establish additional series of shares, representing interests in additional investment portfolios and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Except for different distribution-related and other specific costs borne by each class of shares, shares of each class have the same voting and other rights. These varying costs will result in different dividends for each class.

Shareholders of the Fund are entitled to vote, together with the holders of any other series of the Trust’s shares, on the election of Trustees when that matter is voted upon at a meeting of shareholders. Annual meetings of shareholders of the Trust will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by shareholders representing not less than 10% of the outstanding shares of the Trust. The Trust will assist in communications among shareholders as required by Section 16(c) of the 1940 Act.

Shareholders will also be entitled to vote on certain other matters as required by the 1940 Act or the Trust’s Declaration of Trust. Each share (and fractional share) is entitled to one vote (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund may pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval or may vote in the same percentage as the shareholders of the other investors in the Portfolio.

The Board of Trustees has the power to amend the rights related to shares without the need for shareholder approval where it has determined that it is consistent with the fair and equitable treatment of shareholders and shareholder approval is not otherwise required by applicable law. Notwithstanding the foregoing, shareholder approval shall be required if the amendment would adversely affect to a material degree the rights and preferences of the shares of any series or class or would increase or decrease the par value of the shares of any series or class.

Pursuant to the Declaration of Trust, the Trust has acknowledged that the name “Hewitt” is a property right of Hewitt and its affiliates and has agreed that Hewitt and its affiliated companies may use and permit others to use that name. If Hewitt ceases to be the administrator or distributor of the Trust, the Trust may be required to cease using the name Hewitt as part of its name or the name of the Fund, unless otherwise permitted by Hewitt or any successor to its interest in such name.

Information Concerning Investment Structure. A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investments in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may not be changed without the approval of investors in the Portfolio. When the Fund is asked to vote on such a change or on other matters concerning the Portfolio, the Fund will hold a shareholders’ meeting or vote its interest in the Portfolio in the same manner as other shareholders of the Portfolio voted.

Shares of the Portfolio are held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors that have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from Hewitt or the Distributor.

The Portfolio and MIP. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is a series of MIP, an open-end management investment company that is organized as a Delaware statutory trust. MIP was formed on October 20, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust of MIP provides that investors in MIP are personally responsible for Trust liabilities and obligations, but only to the extent that MIP’s property is insufficient to satisfy such liabilities and obligations.

Ownership of the Fund. Set forth below is information with respect to each person who, to the Trust’s knowledge, owned beneficially or of record more than 5% of the Fund’s total outstanding shares and their aggregate ownership of the Fund’s total outstanding shares as of March 31, 2013.

Name and Address	Number of Shares	% of Shares
Pershing LLC(1) f/b/o Hewitt Harborside Financial Center III 6th Floor Jersey City, NJ 07311	711,148,114	100%

(1)	Shares are held of record on behalf of customers, and not beneficially.

Trustee and Officer Liability. Under the Declaration of Trust and the By-Laws of the Trust, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act, which prohibit indemnification that would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Similar provisions are contained in the Declaration of Trust of MIP.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm of the Trust. The independent registered public accounting firm is responsible for auditing the financial statements of the Fund annually and reviewing the tax returns of the Fund. PricewaterhouseCoopers LLP also serves as the independent registered public accounting firm of MIP and audits the financial statements of the Portfolio. The selection of the independent registered public accounting firm for the Trust and MIP is approved annually by their respective Audit committees and Boards of Trustees.

Legal Counsel. K&L Gates LLP, 70 West Madison Street, Suite 3100, Chicago, Illinois 60602, serves as counsel to the Trust.

Shareholder Reports. Shareholders of the Fund are kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Fund.

Registration Statement. This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

Financial Statements. The Fund’s and the Portfolio’s audited financial statements appearing in the Annual Report to shareholders of the Fund, dated December 31, 2012, and the independent registered public accounting firm’s reports thereon are incorporated by reference into this SAI. The Annual Reports of the Fund, which contain the referenced statements, are available upon request and without charge.

SAI APPENDIX

The following is a description of the ratings given by Moody’s and S&P to corporate bonds and commercial paper.

Corporate Bonds

Moody’s: The four highest ratings for corporate bonds are “Aaa,” “Aa,” “A” and “Baa.” Bonds rated “Aaa” are judged to be of the “highest quality” and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated “Aa” are of “high quality,” but margins of protection or other elements make long-term risks appear somewhat greater than “Aaa” rated bonds. Bonds rated “A” possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated “Baa” are considered to be medium-grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well.

S&P: The four highest ratings for corporate bonds are “AAA,” “AA,” “A” and “BBB.” Bonds rated “AAA” have the highest ratings assigned by S&P, indicating that the obligor has an extremely strong capacity to meet its financial commitment on the obligation. Bonds rated “AA” indicate that the obligor’s capacity to meet its financial commitment is very strong and differ “from the highest rated obligations only to a small degree.” Bonds rated “A” indicate that the obligor has a “strong” capacity to pay interest and repay principal, but is “somewhat more susceptible to the adverse effects of changes” in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated “BBB” are regarded as having “adequate protection parameters” to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a “weakened capacity” to make such repayments. The ratings from “AA” to “BBB” may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper

Moody’s: Moody’s employs the designations of “Prime-1” and “Prime-2” to indicate the relative capacity of the rated issuers or borrowers to repay punctually. The highest rating for corporate commercial paper is “Prime- 1.” Issuers rated “Prime-1” have a “superior ability to repay short-term debt obligations,” and will normally be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated “Prime-2” “have a strong ability to repay short-term debt obligations,” but earnings trends, while sound, will be subject to more variation.

S&P: The “A-1” rating for corporate commercial paper indicates that the “obligor’s capacity to meet its financial commitment on the obligation is strong.” Commercial paper rated “A-1+” indicates that the obligor’s capacity for payment of interest and repayment of principal is “extremely strong.” Commercial paper with a satisfactory capacity for timely payments on issues will be rated “A-2.”

B-1

PART C

OTHER INFORMATION

Item 28.	Exhibits.

Exhibit Number	Description

(a)	Declaration of Trust dated July 6, 1998.(1)

(b)	By-Laws of Registrant dated July 6, 1998.(1)

(c)(1)	Certificate of Trust dated July 6, 1998.(1)

(c)(2)	Certificate of Designation dated August 23, 2000.(3)

(c)(3)	Certificate of Designation dated February 18, 2005.(5)

(d)	None.

(e)(1)	Amended and Restated Distribution Agreement dated May 1, 2005.(5)

(e)(2)	Amendment No. 1 dated July 5, 2006 to Amended and Restated Distribution Agreement dated May 1, 2005.(12)

(f)	Not Applicable.

(g)(1)	Custodian Agreement dated September 1, 1998.(2)

(g)(2)	Appendix B to the Custodian Agreement dated May 2, 2002.(4)

(h)(1)	Transfer Agency and Service Agreement dated September 1, 1998.(2)

(h)(2)	Third Party Feeder Fund Agreement dated September 1, 1998.(2)

(h)(3)	Amended and Restated Shareholder Servicing Agreement dated March 1, 2008.(8)

(h)(4)	Amended and Restated Administration Agreement dated May 1, 2005.(6)

(h)(5)	Sub-Administration Agreement dated July 1, 2012.(12)

(h)(6)	Amended and Restated Administration Agreement dated April 29, 2009.(9)

(i)(1)	Legal Opinion of Morris, Nichols, Arsht & Tunnell LLP.(5)

(i)(2)	Consent of Morris, Nichols, Arsht & Tunnell LLP.(12)

(j)(1)	Consent of PricewaterhouseCoopers LLP.(12)

(j)(2)	Powers of Attorney of Ms. Armstrong and Messrs. Hunt and Oliverio.(10)

(j)(3)	Powers of Attorney of Mses. Horner and Montgomery, and Messrs. Beim, Forbes, Johnson, London, MacKinnon, Platt, Robb, Rosenblatt, Urish, Winter, Audet and Gabbay.(11)

(k)	Not Applicable.

(l)	Not Applicable.

(m)	None.

(n)	18f-3 Plan dated May 1, 2005.(5)

(p)	Not Applicable (the Fund is a money market fund).

(1)	Incorporated by reference to Registrant’s initial filing on Form N-1A, filed July 16, 1998.
(2)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Pre-Effective Amendment No. 1, filed September 4, 1998.
(3)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 3, filed August 31, 2000.
(4)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 7, filed April 20, 2003.
(5)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 9, filed February 28, 2005.
(6)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 11, filed April 28, 2006.
(7)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 12, filed April 27, 2007.

(8)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 13, filed April 28, 2008.
(9)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 15, filed March 1, 2010.
(10)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 19, filed April 27, 2012.
(11)	Incorporated by reference to BlackRock Liquidity Funds’ previous filing on Form N-1A (333-2-47015), Post-Effective Amendment No. 94, filed on February 28, 2013.
(12)	Filed herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

The Registrant does not consider that there are any control persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption “Management Arrangements” and in the Statement of Additional Information under the caption “Management” is incorporated by reference.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article VI of Registrant’s By-Laws, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant, and pursuant to Section 9 of the Distribution Agreement, Hewitt Financial Services LLC, as principal underwriter of the Fund, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Section 9 of the Distribution Agreement are hereby incorporated by reference in their entirety.

Registrant maintains an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as are determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to trustees, officers and controlling persons of Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Adviser.

The Fund does not have an investment adviser. The Fund pursues its investment objective by investing its assets in the Money Market Master Portfolio, a series of Master Investment Portfolio, a registered open-end management company. The investment adviser of the Money Market Master Portfolio is BlackRock Fund Advisors.

Item 32.	Principal Underwriters.

(a)	Not Applicable.

(b)	Officers of the principal underwriter, Hewitt Financial Services LLC (the “Distributor”):

Name	Positions and Offices with Distributor	Positions and Offices with Fund
Andrea W. Armstrong	Chief Executive Officer	Trustee and President

Ram Padmanabhan	Secretary and Vice President	Secretary

Douglas S. Keith	Chief Financial Officer	Chief Compliance Officer, Chief Financial Officer and Treasurer

The principal business address of each of the above persons is 4 Overlook Point, Lincolnshire, Illinois 60069.

(c) The Distributor does not receive compensation for its services as principal underwriter, except that it is paid a fee for services rendered in connection with the distribution of shares of the Fund. See “Distribution and Servicing Arrangements” in the Registrant’s prospectus and “Distributor” in the Registrant’s Statement of Additional Information.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Registrant by Section 31(a) of the 1940 Act and the rules thereunder are maintained by State Street Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, which serves as Registrant’s custodian and transfer agent, except for records required by paragraph (b)(4) of Rule 31a-1, which will be maintained at the offices of Hewitt Associates LLC, 4 Overlook Point, Lincolnshire, Illinois 60069.

Item 34.	Management Services.

Not Applicable.

Item 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Hewitt Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincolnshire, and the State of Illinois, on the 30th day of April, 2013.

Hewitt Series Trust

By:	Andrea W. Armstrong*
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 21 to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald S. Hunt*	Trustee	April 30, 2013

John D. Oliverio*	Trustee	April 30, 2013

Andrea W. Armstrong*	Trustee and President (Principal Executive Officer)	April 30, 2013

/s/ Douglas S. Keith Douglas S. Keith	Chief Compliance Officer, Treasurer and Chief Financial Officer (Principal Financial Officer)	April 30, 2013

* By:	/s/ Ram Padmanabhan

*	As Attorney-in-Fact pursuant to the power of attorney filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement and incorporated by reference herein.

This Registration Statement contains certain disclosures regarding the Money Market Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of Hewitt Series Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of April, 2013. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer
(Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on the 30th day of April, 2013. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Chief Executive Officer)	April 30, 2013

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer	April 30, 2013

David O. Beim*	Trustee	April 30, 2013

Ronald W. Forbes*	Trustee	April 30, 2013

Dr. Matina S. Horner*	Trustee	April 30, 2013

Rodney D. Johnson*	Trustee	April 30, 2013

Herbert I. London*	Trustee	April 30, 2013

Ian A. MacKinnon*	Trustee	April 30, 2013

Cynthia A. Montgomery*	Trustee	April 30, 2013

Joseph P. Platt*	Trustee	April 30, 2013

Robert C. Robb, Jr.*	Trustee	April 30, 2013

Toby Rosenblatt*	Trustee	April 30, 2013

Kenneth L. Urish*	Trustee	April 30, 2013

Frederick W. Winter*	Trustee	April 30, 2013

Paul L. Audet*	Trustee	April 30, 2013

Henry Gabbay*	Trustee	April 30, 2013

* By:	/s/ Ben Archibald
Ben Archibald

*

As Attorney-in-Fact pursuant to the power of attorney filed with Post-Effective Amendment No. 94 to BlackRock Liquidity Funds’ Registration Statement on Form N-1A (No. 333-2-47015) on February 28, 2013.

INDEX TO EXHIBITS

(e)(2)	Amendment No. 1 dated July 5, 2006 to Amended and Restated Distribution Agreement dated May 1, 2005.

(h)(5)	Sub-Administration Agreement dated July 1, 2012.

(i)(2)	Consent of Morris, Nichols, Arsht & Tunnell LLP.

(j)(1)	Consent of PricewaterhouseCoopers LLP.